CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total Stockholders' Equity	Non-Controlling Interests
Balance (in shares) at Dec. 31, 2012		9,267,162
Balance at Dec. 31, 2012	$ 165,438	$ 92	$ 169,200	$ (3,854)	$ 165,438
Increase (Decrease) in Stockholders' Equity
Sale of common stock (in shares)	18,601,590	18,601,590
Sale of common stock	$ 250,687	$ 186	250,501		250,687
Issuance of common stock - acquisition of ACRE Capital (in shares)		588,235
Issuance of common stock-acquisition of ACRE Capital	7,512	$ 6	7,506		7,512
Offering costs	(8,412)		(8,412)		(8,412)
Stock-based compensation (in shares)		49,990
Stock‑based compensation	524		524		524
Net income	13,766			13,766	13,766
2015 Convertible Notes	86		86		86
Dividends declared	(23,385)			(23,385)	(23,385)
Balance (in shares) at Dec. 31, 2013		28,506,977
Balance at Dec. 31, 2013	$ 406,216	$ 284	419,405	(13,473)	406,216
Increase (Decrease) in Stockholders' Equity
Sale of common stock (in shares)	0
Stock-based compensation (in shares)		79,938
Stock‑based compensation	$ 939		939		939
Net income	24,616			24,396	24,396	$ 220
Dividends declared	(28,597)			(28,597)	(28,597)
Contributions from non-controlling interests	$ 77,712					77,712
Balance (in shares) at Dec. 31, 2014	28,586,915	28,586,915
Balance at Dec. 31, 2014	$ 480,886	$ 284	420,344	(17,674)	402,954	77,932
Increase (Decrease) in Stockholders' Equity
Sale of common stock (in shares)	0
Stock-based compensation (in shares)		22,735
Stock‑based compensation	$ 835		835		835
Net income	43,320			34,285	34,285	9,035
Dividends declared	(28,603)			(28,603)	(28,603)
Contributions from non-controlling interests	5,685					5,685
Distributions to non-controlling interests	$ (45,635)					(45,635)
Balance (in shares) at Dec. 31, 2015	28,609,650	28,609,650
Balance at Dec. 31, 2015	$ 456,488	$ 284	$ 421,179	$ (11,992)	$ 409,471	$ 47,017